Carrying Amounts and Fair Value of Financial Instruments (Fair value measurements, nonrecurring basis) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	$ 550,148,000	$ 682,849,000
Impaired financing receivable, related allowance	0	0
Land Held for Sale	1,097,000
LIABILITIES, FAIR VALUE, NONRECURRING		0
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	7,696,000	8,021,000
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	913,000	4,038,000
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	6,783,000	3,983,000
Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	913,000	4,038,000
Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Collateral Dependent Impaired Loans (1) | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired financing receivable, related allowance	0
ASSETS FAIR VALUE, NONRECURRING	5,566,000	2,323,000
Collateral Dependent Impaired Loans (1) | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Collateral Dependent Impaired Loans (1) | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Collateral Dependent Impaired Loans (1) | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	5,566,000	2,323,000
Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	120,000	130,000
Foreclosed Assets | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Foreclosed Assets | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Land Held For Sale | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	1,097,000	1,530,000
Land Held For Sale | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	$ 1,097,000
Land Held for Sale		$ 1,530,000